Shareholders' equity - Share capital (Details) - EUR (€)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2017	Nov. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016	Oct. 02, 2015
Shareholders' Equity
Number of shares issued					0
Authorized share capital					€ 7,200,000
Number of shares outstanding			24,105,249	36,425,014	36,425,014	23,346,856
Maximum aggregate offering of ordinary shares							€ 200,000,000
Par value per share					€ 0.04
Treasury shares				4,503,149	4,490,378
Shares issued in the period			€ 3,223,000
Ordinary
Shareholders' Equity
Number of shares authorised					90,000,000
Preferred
Shareholders' Equity
Number of shares authorised					90,000,000
Market offering program
Shareholders' Equity
Number of shares issued				976,477
Transaction cost				€ 127,000
Net proceeds				€ 4,138,000
Institutional investors
Shareholders' Equity
Number of shares issued	1,200,000
Share price	€ 5.00
Gross proceeds	€ 5,278,000
Transaction cost	414,000
Net proceeds	€ 4,864,000
Underwritten public offering and direct offering
Shareholders' Equity
Number of shares issued		6,397,498
Share price		€ 3.25
Gross proceeds		€ 17,671,000
Transaction cost		988,000
Net proceeds		€ 16,683,000
Cantor Fitzgerald & Co | Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares							€ 60,000,000